Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Common Stock [Member]	Retained Earnings [Member] Preferred Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Common Stock [Member]	Preferred Stock [Member]	Total
Balance, at Dec. 31, 2010		$ 144,307		$ 106,473	$ 26,782			$ (110,553)	$ 32,239	$ 2,083			$ 201,331
Balance, shares (in Shares) at Dec. 31, 2010		5,772,274		30,318,274
Net earnings								99,803					99,803
Other comprehensive earnings									(4,185)				(4,185)
Other comprehensive earnings attributable to NCI									171	(20)			151
NCI share of earnings								(14,692)		3,242			(11,450)
NCI share of earnings from discontinued operations								1,940					1,940
NCI redemption increment								(12,941)					(12,941)
Distributions to NCI										(2,627)			(2,627)
Acquisitions of NCI, net										225			225
Subsidiaries’ equity transactions					310								310
Subordinate Voting Shares:
Stock option expense					2,335								2,335
Stock options exercised				7,112	(1,922)								5,190
Stock options exercised, shares (in Shares)				262,750									262,750
Tax benefit on options exercised					465								465
Purchased for cancellation	(3,746)		(2,764)			(17,544)					(20,308)	(3,746)
Purchased for cancellation, shares (in Shares)	(149,640)		(639,770)
Preferred Shares:
Dividends, preferred shares								(9,971)					(9,971)
Balance, at Dec. 31, 2011		140,561		110,821	27,970			(63,958)	28,225	2,903			246,522
Balance, shares (in Shares) at Dec. 31, 2011		5,622,634		29,941,254
Net earnings								40,889					40,889
Other comprehensive earnings									5,976				5,976
Other comprehensive earnings attributable to NCI									394	51			445
NCI share of earnings								(13,952)		2,449			(11,503)
NCI share of earnings from discontinued operations								44					44
NCI redemption increment								(21,131)					(21,131)
Distributions to NCI										(2,333)			(2,333)
Acquisitions of NCI, net										1,148			1,148
Subsidiaries’ equity transactions					607								607
Subordinate Voting Shares:
Stock option expense					3,169								3,169
Stock options exercised				9,098	(2,165)								6,933
Stock options exercised, shares (in Shares)				363,850									363,850
Tax benefit on options exercised					200								200
Purchased for cancellation	(9,799)		(1,098)			(6,216)	(97)				(7,314)	(9,896)
Purchased for cancellation, shares (in Shares)	(392,000)		(235,000)
Preferred Shares:
Dividends, preferred shares								(9,603)					(9,603)
Balance, at Dec. 31, 2012		130,762		118,821	29,781			(74,024)	34,595	4,218			244,153
Balance, shares (in Shares) at Dec. 31, 2012		5,230,634		30,070,104
Net earnings								41,643					41,643
Other comprehensive earnings									(9,725)				(9,725)
Other comprehensive earnings attributable to NCI									1,887	(392)			1,495
NCI share of earnings								(18,252)		4,276			(13,976)
NCI redemption increment								(41,430)					(41,430)
Distributions to NCI										(4,123)			(4,123)
Acquisitions of NCI, net										3,149			3,149
Subsidiaries’ equity transactions					3,520								3,520
Subordinate Voting Shares:
Stock option expense					4,166								4,166
Stock options exercised				9,784	(2,317)								7,467
Stock options exercised, shares (in Shares)				464,150									464,150
Tax benefit on options exercised					2,360								2,360
Dividends								(10,470)					(10,470)
Purchased for cancellation				(1,918)				(12,636)					(14,554)
Purchased for cancellation, shares (in Shares)				(385,600)
Issued in settlement of convertible debentures				77,143									77,143
Issued in settlement of convertible debentures (in Shares)				2,744,886
Preferred Shares:
Redeemed for cash		(39,232)											(39,232)
Redeemed for cash (in Shares)		(1,569,190)
Converted to Subordinate Voting Shares		(91,530)		96,326				(4,796)
Converted to Subordinate Voting Shares (in Shares)		(3,661,444)		2,889,900
Preferred Shares:
Dividends, preferred shares				609				(3,146)					(2,537)
Dividends, preferred shares (in Shares)				18,292
Balance, at Dec. 31, 2013				$ 300,765	$ 37,510			$ (123,111)	$ 26,757	$ 7,128			$ 249,049
Balance, shares (in Shares) at Dec. 31, 2013				35,801,732